Significant transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Significant transactions and balances with related parties
Schedule of balances recognized in assets and liabilities

	Balances receivable (payable)
	Nature	2017	2016

Transactions with controlling shareholders
Votorantim S.A.	Rendering of services	(2,224)	(392)
Votorantim S.A.	Land leases	(196)
BNDES	Financing	(3,045,982)	(2,458,333)

		(3,048,402)	(2,458,725)

Transactions with Votorantim Group companies
Votorantim S.A.	Financing	9,924	9,777
Votener - Votorantim Comercializadora e Energia	Energy supplier	(1,018)
Banco Votorantim S.A.	Investments	68,535	186,720
Votorantim Cimentos S.A.	Input supplier	(54)	(4)
Votorantim Cimentos S.A.	Land leases	(532)
Votorantim Siderurgia S.A.	Standing wood supplier	(3,690)	(2,140)
Sitrel - Siderurgia Três Lagoas Ltda.	Land leases	(10)	(10)
Pedreira Pedra Negra	Input supplier		(11)
Votorantim Metais Ltda.	Chemical products supplier	(376)	(885)
Companhia Brasileira de Alumínio (CBA)	Land leases	(109)	(1,122)

		72,670	192,325

Net		(2,975,732)	(2,266,400)

Presented in the following lines
In assets
Marketable securities		68,535	186,720
Related parties - non-current		9,924	9,777
Other assets - current		3,343
In liabilities
Loans and financing (Note 23)		(3,045,982)	(2,458,333)
Suppliers		(11,552)	(4,564)

		(2,975,732)	(2,266,400)

Amounts transacted in the year

	Amounts transacted
	Nature	2017	2016	2015
Transactions with controlling shareholders
Votorantim S.A.	Rendering of services	(13,212)	(14,201)	(11,320)
Votorantim S.A.	Land leases	(4,652)		(7,373)
Votorantim S.A.	Sale of land			171,700
Votorantim S.A.	Land purchased			(451,700)
BNDES	Financing	(241,032)	(35,158)	(348,240)

		(258,896)	(49,359)	(646,933)

Transactions with Votorantim Group Companies
Votorantim S.A.	Financing	147	(1,937)	3,745
Votener - Votorantim Comercializadora de Energia	Energy supplier	47,031	(16,879)	84,945
Banco Votorantim S.A.	Investments	11,254	8,973	2,825
Banco Votorantim S.A.	Financial instruments	(42)	2,703	(7,236)
Banco Votorantim S.A.	Rendering of services		(1,884)	(649)
Votorantim CTVM Ltda.	Rendering of services	(183)	(119)	(283)
Votorantim Cimentos S.A.	Energy supplier	13,275	11,045	6,536
Votorantim Cimentos S.A.	Input supplier	(312)	(363)	(189)
Votorantim Cimentos S.A.	Sales of wood			126
Votorantim Cimentos S.A.	Land leases	(2,404)
Polimix Concreto Ltda.	Rendering of services			(143)
Votorantim Siderurgia S.A.	Standing wood supplier	(24,278)	(9,734)	(4,164)
Sitrel Siderurgia Três Lagoas Ltda.	Energy supplier	5,781	6,589	4,710
Sitrel Siderurgia Três Lagoas Ltda.	Land leases	(124)	(38)
Pedreira Pedra Negra	Input supplier		(129)	(363)
Nexa Resources (formerly Vototantim Metais Ltda.)	Chemical products supplier	(4,567)	(9,402)	(4,387)
Nexa Resources (formerly Vototantim Metais Ltda.)	Land leases			(2,318)
Nexa Resources (formerly Vototantim Metais Ltda.)	Energy supplier	(24)
Companhia Brasileira de Alumínio (CBA)	Land leases	(702)	(961)	(2,669)

		44,852	(12,136)	80,486

Summary of remuneration expenses of officers and directors, including all benefits

	2017	2016	2015

Benefits to officers and directors (i)	27,914	22,184	52,301
Benefit program - Phantom Share Plan, Stock Options and Stock Option plans	2,114	(8,252)	15,931

	30,028	13,932	68,232

(i) Benefits include fixed compensation, social security contributions to the National Institute of Social Security (INSS) and the variable compensation program.

Schedule of balances to be paid to officers and directors
	2017	2016

Current liability
Payroll, profit sharing and related charges	16,798	17,427

Non-current liability
Other payables	4,339	3,010

Shareholders’ equity
Capital reserve	6,686	5,359

	27,823	25,796